Financial Risk Management - Summary of Undiscounted Contractual Financial Assets and Financial Liabilities Values by Relevant Maturity Groupings (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Less than 1 year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 27	€ 65
Financial liabilities	1,079	1,110
Less than 1 year [member] | Borrowings [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6	67
Less than 1 year [member] | Interests [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	114	103
Less than 1 year [member] | Net debt derivative liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3	3
Less than 1 year [member] | Net cash flows from derivative liabilities related to currencies and commodities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	56	17
Less than 1 year [member] | Trade payables and other (excluding deferred revenue and contract liabilities) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	900	920
Less than 1 year [member] | Net debt derivative assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5	6
Less than 1 year [member] | Net cash flows from derivatives assets related to currencies and commodities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22	59
Expiring within 5 years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	24	18
Financial liabilities	794	780
Expiring within 5 years [member] | Borrowings [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	315	318
Expiring within 5 years [member] | Interests [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	422	421
Expiring within 5 years [member] | Net debt derivative liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4	10
Expiring within 5 years [member] | Net cash flows from derivative liabilities related to currencies and commodities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	35	11
Expiring within 5 years [member] | Trade payables and other (excluding deferred revenue and contract liabilities) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	18	20
Expiring within 5 years [member] | Net debt derivative assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12	3
Expiring within 5 years [member] | Net cash flows from derivatives assets related to currencies and commodities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12	15
More than 5 years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,927	1,956
More than 5 years [member] | Borrowings [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,754	1,692
More than 5 years [member] | Interests [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	€ 173	€ 264